Shareholder Report, Average Annual Return (Details) 9046789_Franklin Multisector Income ETF_Single Class_TSR Annual {Single Class}		12 Months Ended
	Aug. 26, 2025	Mar. 31, 2026
Franklin Multisector Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Franklin Multisector Income ETF (NAV)
Average Annual Return, Percent	2.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.27%